                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-09685

                        Pioneer High Yield Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer High Yield Fund

 Schedule of Investments 1/31/17 (unaudited)

 Principal Amount ($)

 Floating

 Rate (b)

 Value

 CONVERTIBLE CORPORATE BONDS - 9.6%

 Energy -1.0%

 Oil & Gas Equipment & Services - 0.2%

 2,170,000

 SEACOR Holdings, Inc., 3.0%, 11/15/28

 $

 1,943,506

 Oil & Gas Exploration & Production - 0.8%

 2,710,000

 Ascent Capital Group, Inc., 4.0%, 7/15/20

 $

 2,059,600

 1,335,000

 Chesapeake Energy Corp., 5.5%, 9/15/26 (144A)

 1,422,609

 5,930,000

 Whiting Petroleum Corp., 1.25%, 4/1/20

 5,266,581

 $

 8,748,790

 Coal & Consumable Fuels - 0.0% †

 4,705,000

 Alpha Natural Resources, Inc., 3.75%, 12/15/17 (e)

 $

 61,165

 Total Energy

 $

 10,753,461

 Materials - 0.1%

 Diversified Metals & Mining - 0.1%

 1,075,000

 RTI International Metals, Inc., 1.625%, 10/15/19

 $

 1,173,094

 Total Materials

 $

 1,173,094

 Capital Goods - 1.1%

 Aerospace & Defense - 0.1%

 1,150,000

 The KEYW Holding Corp., 2.5%, 7/15/19

 $

 1,114,062

 Construction & Engineering - 0.5%

 4,410,000

 Dycom Industries, Inc., 0.75%, 9/15/21

 $

 4,795,875

 476,000

 Tutor Perini Corp., 2.875%, 6/15/21 (144A)

 567,035

 $

 5,362,910

 Electrical Components & Equipment - 0.5%

 6,619,000

 General Cable Corp., 4.5%, 11/15/29 (Step)

 $

 5,502,044

 Total Capital Goods

 $

 11,979,016

 Transportation - 0.1%

 Transportation Logistics- 0.1%

 1,250,000

 Macquarie Infrastructure Corporation, 2.0%, 10/1/23

 $

 1,226,562

 Total Transportation

 $

 1,226,562

 Consumer Durables & Apparel - 0.4%

 Homebuilding - 0.4%

 4,630,000

 KB Home, 1.375%, 2/1/19

 $

 4,537,400

 Total Consumer Durables & Apparel

 $

 4,537,400

 Consumer Services - 0.1%

 Specialized Consumer Services - 0.1%

 724,000

 Carriage Services, Inc., 2.75%, 3/15/21

 $

 908,620

 $

 908,620

 Total Consumer Services

 $

 908,620

 Media - 0.3%

 Cable & Satellite - 0.3%

 2,730,000

 DISH Network Corp., 3.375%, 8/15/26 (144A)

 $

 3,188,981

 Total Media

 $

 3,188,981

 Retailing - 0.6%

 Internet Retail - 0.6%

 1,320,000

 Ctrip.com International, Ltd., 1.25%, 9/15/22 (144A)

 $

 1,300,200

 4,455,000

 Shutterfly, Inc., 0.25%, 5/15/18

 4,538,531

 $

 5,838,731

 Total Retailing

 $

 5,838,731

 Health Care Equipment & Services - 1.5%

 Health Care Equipment - 1.1%

 3,170,000

 Insulet Corp., 1.25%, 9/15/21 (144A)

 $

 3,124,431

 3,120,000

 NuVasive, Inc., 2.25%, 3/15/21 (144A)

 4,106,700

 4,540,000

 Wright Medical Group, Inc., 2.0%, 2/15/20

 4,928,738

 $

 12,159,869

 Health Care Supplies - 0.4%

 2,015,000

 Endologix, Inc., 2.25%, 12/15/18

 $

 1,817,278

 1,390,000

 Endologix, Inc., 3.25%, 11/1/20

 1,323,975

 935,000

 Quidel Corp., 3.25%, 12/15/20

 904,612

 $

 4,045,865

 Total Health Care Equipment & Services

 $

 16,205,734

 Pharmaceuticals, Biotechnology & Life Sciences - 2.0%

 Biotechnology - 0.7%

 1,920,000

 BioMarin Pharmaceutical, Inc., 1.5%, 10/15/20

 $

 2,313,600

 2,815,000

 Emergent BioSolutions, Inc., 2.875%, 1/15/21

 3,443,097

 1,550,000

 Ironwood Pharmaceuticals, Inc., 2.25%, 6/15/22

 1,722,438

 $

 7,479,135

 Pharmaceuticals - 1.1%

 4,835,000

 Innoviva, Inc., 2.125%, 1/15/23

 $

 4,085,575

 3,570,000

 Jazz Investments I, Ltd., 1.875%, 8/15/21

 3,585,619

 2,455,000

 The Medicines Co., 2.5%, 1/15/22

 3,074,888

 955,000

 The Medicines Co., 2.75%, 7/15/23 (144A)

 959,178

 $

 11,705,260

 Life Sciences Tools & Services - 0.2%

 1,415,000

 Albany Molecular Research, Inc., 2.25%, 11/15/18

 $

 1,822,697

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 21,007,092

 Software & Services - 1.7%

 Internet Software & Services - 0.5%

 3,290,000

 WebMD Health Corp., 2.5%, 1/31/18

 $

 3,376,362

 615,000

 WebMD Health Corp., 2.625%, 6/15/23 (144A)

 579,638

 1,530,000

 Zillow Group, Inc., 2.0%, 12/1/21 (144A)

 1,538,606

 $

 5,494,606

 Data Processing & Outsourced Services - 0.3%

 2,690,000

 Cardtronics, Inc., 1.0%, 12/1/20

 $

 3,174,200

 Application Software - 0.7%

 1,840,000

 Citrix Systems, Inc., 0.5%, 4/15/19

 $

 2,127,500

 1,700,000

 Nuance Communications, Inc., 1.0%, 12/15/35

 1,579,938

 2,785,000

 Synchronoss Technologies, Inc., 0.75%, 8/15/19

 2,905,103

 $

 6,612,541

 Systems Software - 0.2%

 595,000

 FireEye, Inc., 1.0%, 6/1/35

 $

 546,656

 595,000

 FireEye, Inc., 1.625%, 6/1/35

 529,922

 905,000

 Nice Systems, Inc., 1.25%, 1/15/24 (144A)

 964,956

 $

 2,041,534

 Total Software & Services

 $

 17,322,881

 Technology Hardware & Equipment - 0.1%

 Communications Equipment - 0.1%

 1,040,000

 Finisar Corp., 0.5%, 12/15/33

 $

 1,212,900

 Total Technology Hardware & Equipment

 $

 1,212,900

 Semiconductors & Semiconductor Equipment - 0.6%

 Semiconductor Equipment - 0.1%

 471,000

 Teradyne, Inc., 1.25%, 12/15/23 (144A)

 $

 531,641

 Semiconductors - 0.5%

 4,885,000

 ON Semiconductor Corp., 1.0%, 12/1/20

 $

 5,138,409

 Total Semiconductors & Semiconductor Equipment

 $

 5,670,050

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $101,106,501)

 $

 101,024,522

 PREFERRED STOCKS - 0.3%

 Transportation - 0.1%

 Air Freight & Logistics - 0.1%

 4,940

 CEVA Group Plc, 12/31/14 (d) *

 $

 988,010

 Total Transportation

 $

 988,010

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 97,845

 6.41

 GMAC Capital Trust I, Floating Rate Note, 2/15/40

 $

 2,514,616

 Total Diversified Financials

 $

 2,514,616

 TOTAL PREFERRED STOCKS

 (Cost $7,271,241)

 $

 3,502,626

 CONVERTIBLE PREFERRED STOCKS - 1.3%

 Health Care Equipment & Services - 0.3%

 Health Care Supplies - 0.2%

 7,708

 Alere, Inc., 3.0%, (Perpetual)

 $

 2,466,483

 Health Care Services - 0.0% †

 742

 BioScrip, Inc., (Perpetual) (c) (d)

 $

 49,928

 Health Care Facilities - 0.1%

 1,725

 Kindred Healthcare, Inc., 7.5%, 12/1/17

 $

 652,774

 Total Health Care Equipment & Services

 $

 3,169,185

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Pharmaceuticals - 0.3%

 2,700

 Allergan Plc, 5.5%, 3/1/18

 $

 2,137,023

 1,000

 Teva Pharmaceutical Industries, Ltd., 7.0%, 12/15/18

 616,600

 $

 2,753,623

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,753,623

 Banks - 0.7%

 Diversified Banks - 0.7%

 920

 Bank of America Corp., 7.25%, (Perpetual)

 $

 1,096,870

 5,265

 Wells Fargo & Co., 7.5% (Perpetual)

 6,323,528

 $

 7,420,398

 Total Banks

 $

 7,420,398

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $13,325,799)

 $

 13,343,206

 Shares

 COMMON STOCKS - 4.7%

 Energy - 0.3%

 Oil & Gas Exploration & Production - 0.1%

 6,967,063

 Ascent CNR Corp. Class A

 $

 905,718

 996

 Midstates Petroleum Co, Inc.

 20,089

 $

 925,807

 Oil & Gas Refining & Marketing - 0.2%

 38,625

 Marathon Petroleum Corp. *

 $

 1,855,931

 Total Energy

 $

 2,781,738

 Materials - 0.3%

 Commodity Chemicals - 0.3%

 30,554

 LyondellBasell Industries NV

 $

 2,849,772

 Total Materials

 $

 2,849,772

 Capital Goods - 0.2%

 Aerospace & Defense - 0.1%

 9,355

 Orbital ATK, Inc.

 $

 813,417

 Construction & Farm Machinery & Heavy Trucks - 0.1%

 159,592

 Commercial Vehicle Group, Inc. *

 $

 951,168

 Industrial Machinery - 0.0% †

 73,714

 Liberty Tire Recycling LLC (c)

 $

 737

 Total Capital Goods

 $

 1,765,322

 Commercial Services & Supplies - 0.0% †

 Diversified Support Services - 0.0% †

 53

 IAP Worldwide Services, Inc.

 $

 71,570

 Total Commercial Services & Supplies

 $

 71,570

 Transportation - 0.2%

 Air Freight & Logistics - 0.0% †

 2,282

 CEVA Group Plc *

 $

 285,258

 Airlines - 0.2%

 33,187

 United Continental Holdings, Inc. *

 $

 2,338,688

 Total Transportation

 $

 2,623,946

 Automobiles & Components - 0.6%

 Automobile Manufacturers - 0.6%

 509,002

 Ford Motor Co.

 $

 6,291,265

 Total Automobiles & Components

 $

 6,291,265

 Consumer Services - 0.3%

 Restaurants - 0.3%

 58,543

 Starbucks Corp.

 $

 3,232,744

 Education Services - 0.0% †

 13,966

 Cengage Learning Holdings II, Inc.

 $

 174,575

 Total Consumer Services

 $

 3,407,319

 Health Care Equipment & Services - 0.6%

 Health Care Services - 0.0% †

 255,259

 BioScrip, Inc. *

 $

 349,705

 Managed Health Care - 0.6%

 29,704

 Aetna, Inc.

 $

 3,523,191

 16,643

 Cigna Corp.

 2,433,539

 $

 5,956,730

 Total Health Care Equipment & Services

 $

 6,306,435

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Pharmaceuticals - 0.1%

 47,724

 Mylan NV

 $

 1,815,898

 Life Sciences Tools & Services - 0.3%

 19,191

 Thermo Fisher Scientific, Inc.

 $

 2,924,516

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 4,740,414

 Banks - 0.2%

 Diversified Banks - 0.2%

 24,263

 JPMorgan Chase & Co.

 $

 2,053,378

 Total Banks

 $

 2,053,378

 Diversified Financials - 0.2%

 Consumer Finance - 0.2%

 24,013

 Capital One Financial Corp.

 $

 2,098,496

 Total Diversified Financials

 $

 2,098,496

 Technology Hardware & Equipment - 0.5%

 Technology Hardware, Storage & Peripherals - 0.4%

 87,441

 NCR Corp. *

 $

 3,761,712

 Electronic Manufacturing Services - 0.1%

 14,675

 TE Connectivity, Ltd.

 $

 1,091,086

 Total Technology Hardware & Equipment

 $

 4,852,798

 Telecommunication Services - 0.0% †

 Integrated Telecommunication Services - 0.0% †

 21,426

 Windstream Holdings, Inc.

 $

 173,122

 Total Telecommunication Services

 $

 173,122

 Real Estate - 0.9%

 Diversified REIT - 0.7%

 328,999

 Forest City Enterprises LP *

 $

 7,448,537

 Specialized REIT - 0.2%

 76,215

 Communications Sales & Leasing, Inc.

 $

 2,002,930

 Total Real Estate

 $

 9,451,467

 TOTAL COMMON STOCKS

 (Cost $33,051,231)

 $

 49,467,042

 Principal Amount ($)

 ASSET BACKED SECURITIES - 0.2%

 Banks - 0.2%

 Thrifts & Mortgage Finance - 0.2%

 750,000

 InSite Issuer LLC Class C Series 16-1A, 7.5%, 11/15/46

 $

 748,195

 999,013

 VOLT XXV LLC, 4.5%, 6/26/45 (Step) (144A)

 967,577

 $

 1,715,772

 Total Banks

 $

 1,715,772

 TOTAL ASSET BACKED SECURITIES

 (Cost $1,731,195)

 $

 1,715,772

 COLLATERALIZED MORTGAGE OBLIGATIONS - 2.3%

 Banks - 2.3%

 Thrifts & Mortgage Finance - 2.3%

 1,150,000

 5.71

 Bear Stearns Commercial Mortgage Securities Trust 2007-PWR16, Floating Rate Note, 6/11/40 (144A)

 $

 1,063,636

 1,475,000

 5.37

 CFCRE 2015-RUM Mortgage Trust, Floating Rate Note, 7/15/30 (144A)

 1,440,135

 2,500,000

 3.21

 Citigroup Commercial Mortgage Trust 2014-GC23 REMICS, Floating Rate Note, 7/12/47 (144A)

 1,612,594

 2,750,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 2,660,267

 1,200,000

 5.76

 COBALT CMBS Commercial Mortgage Trust 2007-C3, Floating Rate Note, 5/15/46

 1,051,500

 1,300,000

 4.77

 COMM 2014-FL5 Mortgage Trust REMICS, Floating Rate Note, 10/15/31 (144A)

 1,199,172

 600,000

 5.10

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 8/15/38

 487,795

 917,448

 5.52

 EQTY 2014-MZ Mezzanine Trust, Floating Rate Note, 5/10/19 (144A)

 881,057

 432,231

 Global Mortgage Securitization, Ltd., 5.25%, 11/25/32 (144A)

 337,770

 2,513,900

 5.00

 GMAT 2013-1 Trust, Floating Rate Note, 8/25/53

 2,404,271

 509,151

 Homeowner Assistance Program Reverse Mortgage Loan Trust 2013-RM1, 4.0%, 5/26/53 (144A)

 505,332

 3,000,000

 3.95

 JPMBB Commercial Mortgage Securities Trust 2014-C25 REMICS, Floating Rate Note, 11/18/47 (144A)

 2,378,003

 1,000,000

 JPMCC Re-REMIC Trust 2014-FRR1, 4.234284%, 4/27/44 (144A)

 967,430

 1,350,000

 4.05

 JPMorgan Chase Commercial Mortgage Securities Trust 2013-C13 REMICS, Floating Rate Note, 1/18/46 (144A)

 1,252,002

 4,270,000

 4.37

 JPMorgan Chase Commercial Mortgage Securities Trust 2014-INN, Floating Rate Note, 6/15/29 (144A)

 4,264,647

 2,171,000

 5.37

 PFP 2015-2, Ltd., Floating Rate Note, 7/14/34 (144A)

 2,102,494

 $

 24,608,105

 Total Banks

 $

 24,608,105

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $24,996,481)

 $

 24,608,105

 CORPORATE BONDS - 67.2%

 Energy - 13.3%

 Oil & Gas Drilling - 0.5%

 780,000

 Rowan Companies, Inc., 4.875%, 6/1/22

 $

 741,975

 3,604,000

 Rowan Companies, Inc., 5.4%, 12/1/42

 2,919,240

 375,000

 Rowan Companies, Inc., 5.85%, 1/15/44

 309,375

 1,320,000

 Trinidad Drilling, Ltd., 6.625%, 2/15/25 (144A)

 1,349,700

 $

 5,320,290

 Oil & Gas Equipment & Services - 0.6%

 4,500,000

 Archrock Partners LP, 6.0%, 10/1/22

 $

 4,410,000

 1,955,000

 Archrock Partners LP, 6.0%, 4/1/21

 1,935,450

 $

 6,345,450

 Oil & Gas Exploration & Production - 6.7%

 3,631,000

 Antero Resources Corp., 5.0%, 3/1/25 (144A)

 $

 3,549,302

 3,370,000

 California Resources Corp., 8.0%, 12/15/22 (144A)

 2,999,300

 3,020,000

 Carrizo Oil & Gas, Inc., 7.5%, 9/15/20

 3,133,250

 3,756,000

 Chesapeake Energy Corp., 8.0%, 12/15/22 (144A)

 4,009,530

 3,660,000

 Cobalt International Energy, Inc., 10.75%, 12/1/21 (144A)

 3,458,700

 1,544,000

 Cobalt International Energy, Inc., 7.75%, 12/1/23 (144A)

 818,320

 2,050,000

 Concho Resources, Inc., 4.375%, 1/15/25

 2,096,125

 3,675,000

 Concho Resources, Inc., 5.5%, 4/1/23

 3,812,812

 375,000

 Denbury Resources, Inc., 4.625%, 7/15/23

 299,531

 3,310,000

 Denbury Resources, Inc., 5.5%, 5/1/22

 2,838,325

 2,240,000

 Great Western Petroleum LLC, 9.0%, 9/30/21 (144A)

 2,374,400

 3,185,000

 Gulfport Energy Corp., 6.0%, 10/15/24

 3,244,719

 3,100,000

 Gulfport Energy Corp., 6.375%, 5/15/25 (144A)

 3,177,500

 2,185,000

 Halcon Resources Corp., 12.0%, 2/15/22 (144A)

 2,469,050

 2,623,000

 Hilcorp Energy I LP, 5.75%, 10/1/25 (144A)

 2,645,951

 1,025,000

 MEG Energy Corp., 6.5%, 1/15/25 (144A)

 1,035,250

 2,335,000

 MEG Energy Corp., 7.0%, 3/31/24 (144A)

 2,194,900

 870,000

 Murphy Oil Corp., 6.875%, 8/15/24

 933,075

 705,000

 Newfield Exploration Co., 5.625%, 7/1/24

 742,012

 5,020,000

 Oasis Petroleum, Inc., 6.875%, 3/15/22

 5,145,500

 2,888,000

 Parsley Energy LLC, 6.25%, 6/1/24 (144A)

 3,104,600

 3,510,000

 PDC Energy, Inc., 7.75%, 10/15/22

 3,724,988

 2,635,000

 Rice Energy Inc., 6.25%, 5/1/22

 2,733,812

 1,475,000

 Rice Energy, Inc., 7.25%, 5/1/23

 1,581,938

 800,000

 Sanchez Energy Corp., 6.125%, 1/15/23

 768,000

 2,375,000

 Sanchez Energy Corp., 7.75%, 6/15/21

 2,422,500

 235,000

 SM Energy Co., 6.5%, 1/1/23

 242,050

 475,000

 SM Energy Co., 6.75%, 9/15/26

 494,000

 354,000

 SM Energy Company, 6.125%, 11/15/22

 365,505

 1,000,000

 WPX Energy, Inc., 6.0%, 1/15/22

 1,040,000

 1,812,000

 WPX Energy, Inc., 7.5%, 8/1/20

 1,966,020

 670,000

 WPX Energy, Inc., 8.25%, 8/1/23

 762,125

 $

 70,183,090

 Oil & Gas Refining & Marketing - 1.3%

 6,525,000

 Calumet Specialty Products Partners LP, 6.5%, 4/15/21

 $

 5,644,125

 685,000

 EnLink Midstream Partners LP, 5.05%, 4/1/45

 629,849

 1,973,000

 EnLink Midstream Partners LP, 5.6%, 4/1/44

 1,939,765

 680,000

 PBF Holding Co LLC, 7.0%, 11/15/23

 691,900

 4,695,000

 Tesoro Corp., 5.375%, 10/1/22

 4,865,194

 $

 13,770,833

 Oil & Gas Storage & Transportation - 4.0%

 3,150,000

 Blue Racer Midstream LLC, 6.125%, 11/15/22 (144A)

 $

 3,228,750

 2,200,000

 Crestwood Midstream Partners LP, 6.25%, 4/1/23

 2,271,500

 1,414,000

 Energy Transfer Equity LP, 5.875%, 1/15/24

 1,509,445

 3,618,000

 Genesis Energy LP, 5.75%, 2/15/21

 3,712,972

 3,375,000

 Global Partners LP, 7.0%, 6/15/23

 3,315,938

 1,555,000

 Holly Energy Partners LP, 6.0%, 8/1/24 (144A)

 1,628,862

 4,755,000

 ONEOK, Inc., 7.5%, 9/1/23

 5,527,688

 6,775,000

 Sabine Pass Liquefaction LLC, 5.625%, 2/1/21

 7,317,000

 1,800,000

 Sabine Pass Liquefaction LLC, 5.75%, 5/15/24

 1,959,750

 490,000

 Targa Resources Partners LP, 4.125%, 11/15/19

 497,350

 2,900,000

 Targa Resources Partners LP, 4.25%, 11/15/23

 2,856,500

 2,491,000

 Targa Resources Partners LP, 5.25%, 5/1/23

 2,553,275

 6,167,000

 The Williams Companies, Inc., 5.75%, 6/24/44

 6,244,088

 $

 42,623,118

 Coal & Consumable Fuels - 0.2%

 1,875,000

 SunCoke Energy Partners LP, 7.375%, 2/1/20

 $

 1,870,312

 Total Energy

 $

 140,113,093

 Materials - 4.3%

 Commodity Chemicals - 0.6%

 1,220,000

 Hexion, Inc., 6.625%, 4/15/20

 $

 1,137,650

 1,567,000

 Hexion, Inc., 8.875%, 2/1/18

 1,570,918

 1,400,000

 Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)

 1,396,500

 2,420,000

 Tronox Finance LLC, 6.375%, 8/15/20

 2,326,225

 $

 6,431,293

 Diversified Chemicals - 0.1%

 1,140,000

 CVR Partners LP, 9.25%, 6/15/23 (144A)

 $

 1,214,100

 Metal & Glass Containers - 2.9%

 EURO

 950,000

 ARD Finance SA, 6.625%, 9/15/23 (144A) (PIK)

 $

 1,036,123

 950,000

 ARD Finance SA, 7.125%, 9/15/23 (144A) (PIK)

 965,438

 3,350,000

 Ardagh Packaging Finance Plc, 6.75%, 1/31/21 (144A)

 3,463,062

 7,064,000

 Ball Corp., 5.25%, 7/1/25

 7,426,030

 13,120,000

 Crown Cork & Seal Co., Inc., 7.375%, 12/15/26

 14,825,600

 2,790,000

 Reynolds Group Issuer, Inc., 7.0%, 7/15/24 (144A)

 2,972,745

 $

 30,688,998

 Diversified Metals & Mining - 0.3%

 975,000

 Hudbay Minerals, Inc., 7.625%, 1/15/25 (144A)

 $

 1,043,250

 1,307,000

 Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)

 1,300,465

 400,000

 Teck Resources, Ltd., 8.0%, 6/1/21 (144A)

 441,000

 400,000

 Teck Resources, Ltd., 8.5%, 6/1/24 (144A)

 465,500

 $

 3,250,215

 Copper - 0.2%

 2,475,000

 Freeport-McMoRan, Inc., 3.55%, 3/1/22

 $

 2,314,125

 Paper Products - 0.2%

 1,525,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

 $

 1,330,562

 Total Materials

 $

 45,229,293

 Capital Goods - 2.4%

 Building Products - 0.2%

 1,800,000

 Griffon Corp., 5.25%, 3/1/22

 $

 1,818,000

 Construction & Engineering - 0.8%

 3,175,000

 AECOM, 5.875%, 10/15/24

 $

 3,421,062

 4,485,000

 Amsted Industries, Inc., 5.0%, 3/15/22 (144A)

 4,496,212

 $

 7,917,274

 Industrial Conglomerates - 0.4%

 4,030,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $

 4,241,575

 Industrial Machinery - 0.4%

 4,901,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $

 4,533,425

 Trading Companies & Distributors - 0.6%

 2,112,000

 Rexel SA, 5.25%, 6/15/20 (144A)

 $

 2,178,000

 1,963,000

 United Rentals North America, Inc., 5.75%, 11/15/24

 2,073,419

 2,330,000

 WESCO Distribution, Inc., 5.375%, 12/15/21

 2,417,375

 $

 6,668,794

 Total Capital Goods

 $

 25,179,068

 Commercial Services & Supplies - 0.3%

 Diversified Support Services - 0.3%

 1,585,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $

 1,545,375

 2,165,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

 2,159,588

 $

 3,704,963

 Total Commercial Services & Supplies

 $

 3,704,963

 Transportation - 1.2%

 Airlines - 0.4%

 1,920,000

 Air Canada, 5.00%, 3/15/20 (144A)

 $

 1,910,400

 2,950,000

 Intrepid Aviation Group Holdings LLC, 6.875%, 2/15/19 (144A)

 2,684,500

 $

 4,594,900

 Railroads - 0.4%

 4,250,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

 $

 4,366,875

 Trucking - 0.4%

 3,147,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20

 $

 1,258,800

 3,500,000

 syncreon Group BV, 8.625%, 11/1/21 (144A)

 2,572,500

 $

 3,831,300

 Total Transportation

 $

 12,793,075

 Automobiles & Components - 1.0%

 Auto Parts & Equipment - 1.0%

 3,380,000

 Dana Financing Luxembourg Sarl, 6.5%, 6/1/26 (144A)

 $

 3,574,958

 1,620,000

 IHO Verwaltungs GmbH, 4.125%, 9/15/21 (144A) (PIK)

 1,630,449

 1,430,000

 IHO Verwaltungs GmbH, 4.5%, 9/15/23 (144A) (PIK)

 1,415,700

 909,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 911,272

 3,185,000

 TI Group Automotive Systems LLC, 8.75%, 7/15/23 (144A)

 3,423,875

 $

 10,956,254

 Total Automobiles & Components

 $

 10,956,254

 Consumer Durables & Apparel - 4.6%

 Home Furnishings - 0.2%

 1,750,000

 Tempur Sealy International, Inc., 5.5%, 6/15/26

 $

 1,723,750

 Homebuilding - 4.1%

 1,540,000

 CalAtlantic Group, Inc., 5.375%, 10/1/22

 $

 1,595,825

 6,975,000

 CalAtlantic Group, Inc., 6.25%, 12/15/21

 7,585,312

 8,375,000

 KB Home, 7.0%, 12/15/21

 9,024,062

 4,150,000

 Lennar Corp., 4.5%, 6/15/19

 4,303,550

 7,930,000

 Lennar Corp., 4.75%, 11/15/22

 8,133,246

 3,660,000

 Meritage Homes Corp., 7.0%, 4/1/22

 4,026,000

 3,059,000

 PulteGroup, Inc., 5.0%, 1/15/27

 3,009,291

 1,500,000

 Rialto Holdings LLC, 7.0%, 12/1/18 (144A)

 1,530,000

 3,990,000

 Taylor Morrison Communities, Inc., 5.875%, 4/15/23 (144A)

 4,149,600

 $

 43,356,886

 Textiles - 0.3%

 2,920,000

 Springs Industries, Inc., 6.25%, 6/1/21

 $

 3,022,200

 Total Consumer Durables & Apparel

 $

 48,102,836

 Consumer Services - 2.8%

 Casinos & Gaming - 1.2%

 485,152

 Mashantucket Western Pequot Tribe, 6.5%, 7/1/36 (1.0% cash, 5.50% PIK) (PIK) (e)

 $

 2,474

 11,660,000

 Scientific Games International, Inc., 10.0%, 12/1/22

 11,947,069

 700,000

 Scientific Games International, Inc., 6.25%, 9/1/20

 651,000

 $

 12,600,543

 Hotels, Resorts & Cruise Lines - 0.8%

 1,710,000

 Hilton Grand Vacations Borrower LLC, 6.125%, 12/1/24 (144A)

 $

 1,786,950

 1,480,000

 NCL Corp, Ltd., 4.625%, 11/15/20 (144A)

 1,513,300

 1,680,000

 Viking Cruises, Ltd., 6.25%, 5/15/25 (144A)

 1,612,800

 3,490,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 3,668,862

 $

 8,581,912

 Specialized Consumer Services - 0.8%

 3,475,000

 Constellis Holdings LLC, 9.75%, 5/15/20 (144A)

 $

 3,700,875

 4,275,000

 Sotheby's, 5.25%, 10/1/22 (144A)

 4,296,375

 $

 7,997,250

 Total Consumer Services

 $

 29,179,705

 Media - 5.2%

 Advertising - 0.2%

 2,320,000

 MDC Partners, Inc., 6.5%, 5/1/24 (144A)

 $

 2,018,400

 Broadcasting - 1.4%

 6,170,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $

 6,524,775

 2,169,000

 Gray Television, Inc., 5.875%, 7/15/26 (144A)

 2,155,444

 2,693,000

 Nexstar Broadcasting, Inc., 5.625%, 8/1/24 (144A)

 2,689,634

 3,671,000

 Sinclair Television Group, Inc., 5.125%, 2/15/27 (144A)

 3,457,623

 $

 14,827,476

 Cable & Satellite - 2.8%

 1,840,000

 Altice Financing SA, 6.625%, 2/15/23 (144A)

 $

 1,927,400

 1,375,000

 Altice US Finance I Corp., 5.375%, 7/15/23 (144A)

 1,431,719

 1,055,000

 Altice US Finance I Corp., 5.5%, 5/15/26 (144A)

 1,081,375

 6,925,000

 CCO Holdings LLC, 5.75%, 2/15/26 (144A)

 7,338,339

 2,005,000

 CSC Holdings LLC, 5.5%, 4/15/27 (144A)

 2,035,075

 1,670,000

 CSC Holdings LLC, 6.625%, 10/15/25 (144A)

 1,822,388

 3,370,000

 DISH DBS Corp., 5.875%, 7/15/22

 3,503,115

 1,575,000

 SFR Group SA, 6.0%, 5/15/22 (144A)

 1,620,281

 2,195,000

 Sirius XM Radio, Inc., 5.375%, 7/15/26 (144A)

 2,230,669

 7,076,000

 Videotron, Ltd., 5.375%, 6/15/24 (144A)

 7,394,420

 $

 30,384,781

 Movies & Entertainment - 0.8%

 5,749,000

 Netflix Inc., 4.375% 11/15/26

 $

 5,641,206

 2,895,000

 Regal Entertainment Group, Inc., 5.75%, 2/1/25

 2,945,662

 $

 8,586,868

 Total Media

 $

 55,817,525

 Retailing - 1.1%

 Department Stores - 0.3%

 2,710,000

 PetSmart, Inc., 7.125%, 3/15/23 (144A)

 $

 2,662,575

 Automotive Retail - 0.3%

 2,900,000

 Asbury Automotive Group, Inc., 6.0%, 12/15/24

 $

 2,965,250

 Total Retailing

 $

 5,627,825

 Food & Staples Retailing - 0.2%

 Food Retail - 0.2%

 2,241,000

 C&S Group Enterprises LLC, 5.375%, 7/15/22 (144A)

 $

 2,196,180

 Total Food & Staples Retailing

 $

 2,196,180

 Food, Beverage & Tobacco - 2.0%

 Packaged Foods & Meats - 1.5%

 1,710,000

 Dole Food Co., Inc., 7.25%, 5/1/19 (144A)

 $

 1,745,226

 860,000

 Lamb Weston Holdings, Inc., 4.625%, 11/1/24 (144A)

 862,150

 860,000

 Lamb Weston Holdings, Inc., 4.875%, 11/1/26 (144A)

 861,075

 2,425,000

 Pilgrim's Pride Corp., 5.75%, 3/15/25 (144A)

 2,441,684

 7,600,000

 Post Holdings, Inc., 6.0%, 12/15/22 (144A)

 7,980,000

 1,907,000

 Post Holdings, Inc., 8.0%, 7/15/25 (144A)

 2,145,375

 $

 16,035,510

 Tobacco - 0.5%

 875,000

 Alliance One International Inc., 8.5%, 4/15/21

 $

 897,969

 5,245,000

 Alliance One International, Inc., 9.875%, 7/15/21

 4,477,919

 $

 5,375,888

 Total Food, Beverage & Tobacco

 $

 21,411,398

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 1,220,000

 Revlon Consumer Products Corp., 5.75%, 2/15/21

 $

 1,220,000

 Total Household & Personal Products

 $

 1,220,000

 Health Care Equipment & Services - 4.4%

 Health Care Services - 0.5%

 2,350,000

 BioScrip, Inc., 8.875%, 2/15/21

 $

 1,844,750

 2,365,000

 Team Health Holdings, Inc., 6.375%, 2/1/25 (144A)

 2,323,612

 1,865,000

 Universal Hospital Services, Inc., 7.625%, 8/15/20

 1,851,012

 $

 6,019,374

 Health Care Facilities - 2.8%

 850,000

 CHS, 6.875%, 2/1/22

 $

 618,375

 7,700,000

 CHS, Inc., 8.0%, 11/15/19

 6,853,000

 13,410,000

 HCA, Inc., 5.375%, 2/1/25

 13,678,200

 6,180,000

 Kindred Healthcare Inc., 6.375%, 4/15/22

 5,368,875

 1,795,000

 RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23 (144A)

 1,853,338

 905,000

 Tenet Healthcare Corp., 7.5%, 1/1/22 (144A)

 970,612

 $

 29,342,400

 Managed Health Care - 1.1%

 1,220,000

 Centene Corp., 4.75%, 1/15/25

 $

 1,203,981

 1,953,000

 Centene Corp., 5.625%, 2/15/21

 2,050,259

 1,325,000

 Centene Corp., 6.125%, 2/15/24

 1,407,812

 6,765,000

 WellCare Health Plans, Inc., 5.75%, 11/15/20

 6,976,406

 $

 11,638,458

 Total Health Care Equipment & Services

 $

 47,000,232

 Pharmaceuticals, Biotechnology & Life Sciences - 1.8%

 Pharmaceuticals - 1.8%

 4,160,000

 Endo Finance LLC, 5.75%, 1/15/22 (144A)

 $

 3,624,400

 755,000

 Endo, Ltd., 6.0%, 7/15/23 (144A)

 643,638

 1,880,000

 Endo, Ltd., 6.5%, 2/1/25 (144A)

 1,529,850

 370,000

 Horizon Pharma Inc., 8.75% 11/1/24

 380,175

 1,230,000

 Horizon Pharma, Inc., 6.625%, 5/1/23

 1,183,875

 3,015,000

 Impax Laboratories, Inc., 2.0%, 6/15/22

 2,428,959

 12,195,000

 Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/23 (144A)

 9,283,444

 $

 19,074,341

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 19,074,341

 Banks - 2.8%

 Diversified Banks - 2.5%

 3,175,000

 6.10

 Bank of America Corp., Floating Rate Note, (Perpetual)

 $

 3,309,938

 600,000

 6.30

 Bank of America Corp., Floating Rate Note, (Perpetual)

 642,000

 4,563,000

 5.90

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 4,720,424

 4,960,000

 6.25

 Citigroup, Inc., Floating Rate Note, (Perpetual)

 5,239,000

 5,680,000

 8.12

 Credit Agricole SA, Floating Rate Note, (Perpetual) (144A)

 6,038,408

 6,000,000

 8.00

 Royal Bank of Scotland Group Plc, Floating Rate Note, (Perpetual)

 5,820,780

 650,000

 8.62

 Royal Bank of Scotland Group Plc, Floating Rate Note, (Perpetual)

 671,125

 $

 26,441,675

 Thrifts & Mortgage Finance - 0.3%

 2,920,000

 Provident Funding Associates LP, 6.75%, 6/15/21 (144A)

 $

 2,949,200

 Total Banks

 $

 29,390,875

 Diversified Financials - 3.1%

 Specialized Finance - 1.4%

 5,825,000

 Fly Leasing, Ltd., 6.375%, 10/15/21

 $

 6,043,438

 7,220,000

 Nationstar Mortgage LLC, 6.5%, 7/1/21

 7,355,375

 1,820,000

 Nationstar Mortgage LLC, 6.5%, 8/1/18

 1,847,300

 $

 15,246,113

 Consumer Finance - 1.5%

 1,870,000

 Ally Financial, Inc., 4.625%, 3/30/25

 $

 1,846,625

 7,242,000

 Ally Financial, Inc., 5.75%, 11/20/25

 7,350,630

 3,875,000

 5.55

 Capital One Financial Corp., Floating Rate Note, (Perpetual)

 3,952,035

 3,265,000

 TMX Finance LLC, 8.5%, 9/15/18 (144A)

 2,995,638

 $

 16,144,928

 Financial Exchanges & Data - 0.2%

 1,740,000

 MSCI, Inc., 4.75%, 8/1/26 (144A)

 $

 1,731,300

 Total Diversified Financials

 $

 33,122,341

 Insurance - 3.1%

 Reinsurance - 3.1%

 500,000

 6.11

 Alamo Re, Ltd., Floating Rate Note, 6/7/18 (Cat Bond) (144A)

 $

 519,250

 1,000,000

 Arlington Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 8/31/16 (f) (g)

 48,600

 1,200,000

 Berwick 2016-1 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/18 (f) (g)

 157,560

 1,000,000

 Berwick Segregated Account (Artex SAC Ltd.), Variable Rate Note, 1/22/16 (f) (g)

 30,000

 250,000

 14.11

 Blue Halo Re, Ltd., Floating Rate Note, 6/21/19 (Cat Bond) (144A)

 253,850

 3,600,000

 Carnosutie 2016-N,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/20 (f) (g)

 430,920

 1,500,000

 Carnosutie 2017,Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 11/30/21 (f) (g)

 1,501,500

 4,500,000

 Carnoustie Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/19/16 (f) (g)

 91,800

 1,000,000

 Cypress Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/10/17 (f) (g)

 875,800

 1,000,000

 Eden Re II, Ltd., 3/22/21 (f) (g)

 1,007,700

 11,000

 Eden Re II, Ltd., 4/23/19 (144A) (f) (g)

 122,107

 250,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 250,375

 600,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 601,440

 600,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/20 (Cat Bond) (144A)

 601,260

 600,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 601,080

 250,000

 0.00

 Galilei Re, Ltd., Floating Rate Note, 1/8/21 (Cat Bond) (144A)

 250,400

 2,400,000

 Gleneagles Segregated Account (Artex SAC Ltd), Variable Rate Notes, 11/30/20 (f) (g)

 403,680

 4,500,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/20 (f) (g)

 427,500

 1,500,000

 Gullane Segregated Account (Artex SAC Ltd.), Variable Rate Note 11/30/21 (f) (g)

 1,506,600

 EURO

 250,000

 12.00

 Horse Capital I DAC, Floating Rate Note, 6/15/20 (Cat Bond) (144A)

 270,477

 1,000,000

 6.75

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,026,300

 1,250,000

 9.25

 Kilimanjaro Re, Ltd., Floating Rate Note, 12/6/19 (Cat Bond) (144A)

 1,286,250

 600,000

 Kingsbarns Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 5/15/17 (f) (g)

 588,300

 500,000

 Lahinch Re, Variable Rate Notes, 5/10/21 (f) (g)

 8,900

 500,000

 0.00

 Limestone Re, Ltd., 8/31/21 (Cat Bond)

 499,000

 500,000

 0.00

 Limestone Re, Ltd., 8/31/21 (Cat Bond)

 499,000

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/18 (f) (g)

 15,080

 2,600,000

 Lorenz Re, Ltd., Variable Rate Notes, 3/31/19 (f) (g)

 2,746,380

 1,000,000

 Madison Re. Variable Rate Notes, 3/31/19 (f) (g)

 1,053,200

 4,500,000

 Pangaea Re, Series 2015-1, Principal at Risk Notes, 2/1/19 (f) (g)

 176,400

 5,800,000

 Pangaea Re, Series 2015-2, Principal at Risk Notes, 11/30/19 (f) (g)

 533,600

 2,000,000

 Pangaea Re, Series 2016-2, Principal at Risk Notes, 11/30/20 (f) (g)

 2,243,400

 1,100,000

 Pangaea Re., Variable Rate Notes, 11/30/21 (f) (g)

 1,110,780

 4,200,000

 Pangaea Re., Variable Rate Notes, 2/1/20 (f) (g)

 542,220

 450,000

 Pinehurst Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f) (g)

 426,465

 1,500,000

 Prestwick Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 7/1/16 (f) (g)

 43,800

 500,000

 0.00

 Residential Reinsurance 2016, Ltd., 2/6/20 (Cat Bond) (144A)

 463,500

 1,000,000

 0.00

 Residential Reinsurance 2016, Ltd., Floating Rate Note, 12/6/23 (Cat Bond) (144A)

 989,900

 750,000

 4.50

 Resilience Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond)

 750,000

 7,345

 Sector Re V, Ltd., Variable Rate Notes, 12/1/20 (144A) (f) (g)

 268,307

 2,700,000

 Silverton Re, Ltd., Variable Rate Notes, 9/18/18 (144A) (f) (g)

 3,086,640

 3,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/22/16 (f) (g)

 59,100

 1,000,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 2/1/19 (f) (g)

 1,006,600

 2,450,000

 St. Andrews Segregated Account (Artex SAC Ltd.), Variance Rate Notes, 2/1/18 (f) (g)

 405,720

 1,000,000

 Sunningdale 2017 Segregated Account (Artex SAC Ltd.), Variable Rate Notes, 1/16/18 (f) (g)

 898,800

 500,000

 0.00

 Ursa Re, Ltd., Floating Rate Note, 12/10/19 (Cat Bond) (144A)

 504,450

 4,000,000

 Versutus 2016, Class A-1, Variable Rate Notes, 11/30/20 (f) (g)

 163,200

 1,100,000

 Versutus Ltd., Series 2017-A, Variable Rate Notes, 11/30/2021 (f) (g)

 1,106,270

 $

 32,453,461

 Total Insurance

 $

 32,453,461

 Software & Services - 2.6%

 Internet Software & Services - 0.9%

 3,225,000

 Cimpress NV, 7.0%, 4/1/22 (144A)

 $

 3,321,750

 6,085,000

 j2 Cloud Services, Inc., 8.0%, 8/1/20

 6,343,612

 $

 9,665,362

 IT Consulting & Other Services - 0.4%

 1,645,000

 Diamond 1 Finance Corp., 5.875%, 6/15/21 (144A)

 $

 1,735,250

 2,390,000

 Rackspace, 8.625%, 11/15/24

 2,479,625

 $

 4,214,875

 Data Processing & Outsourced Services - 1.1%

 2,848,000

 Alliance Data Systems Company, 5.875, 11/1/21

 $

 2,940,560

 2,750,000

 First Data Corp., 5.0%, 1/15/24 (144A)

 2,786,108

 3,500,000

 First Data Corp., 5.75%, 1/15/24 (144A)

 3,609,375

 1,830,000

 First Data Corp., 7.0%, 12/1/23 (144A)

 1,940,715

 $

 11,276,758

 Application Software - 0.2%

 2,245,000

 Open Text Corp., 5.875%, 6/1/26 (144A)

 $

 2,351,638

 Total Software & Services

 $

 27,508,633

 Technology Hardware & Equipment - 0.4%

 Technology Hardware, Storage & Peripherals - 0.4%

 3,560,000

 Diebold Nixdorf, Inc., 8.5%, 4/15/24

 $

 3,889,300

 Total Technology Hardware & Equipment

 $

 3,889,300

 Semiconductors & Semiconductor Equipment - 1.0%

 Semiconductor Equipment - 0.4%

 4,225,000

 Entegris, Inc., 6.0%, 4/1/22 (144A)

 $

 4,415,125

 Semiconductors - 0.6%

 3,930,000

 Micron Technology, Inc., 5.25%, 8/1/23 (144A)

 $

 3,939,825

 2,350,000

 Micron Technology, Inc., 5.875%, 2/15/22

 2,442,520

 $

 6,382,345

 Total Semiconductors & Semiconductor Equipment

 $

 10,797,470

 Telecommunication Services - 6.7%

 Integrated Telecommunication Services - 3.0%

 3,566,000

 CenturyLink, Inc., 5.8%, 3/15/22

 $

 3,667,417

 3,300,000

 CenturyLink, Inc., 6.45%, 6/15/21

 3,506,250

 9,377,000

 Frontier Communications Corp., 8.5%, 4/15/20

 9,992,131

 3,100,000

 Frontier Communications Corp., 8.75%, 4/15/22

 3,135,557

 530,000

 Frontier Communications Corp., 8.875%, 9/15/20

 564,450

 3,990,000

 Windstream Corp., 7.5%, 6/1/22

 3,860,325

 2,975,000

 Windstream Services LLC, 6.375%, 8/1/23

 2,662,625

 4,145,000

 Windstream Services LLC, 7.75%, 10/15/20

 4,233,081

 $

 31,621,836

 Wireless Telecommunication Services - 3.7%

 19,648,000

 Sprint Corp., 7.25%, 9/15/21

 $

 21,052,844

 700,000

 T-Mobile USA, Inc., 6.0%, 4/15/24

 743,750

 860,000

 T-Mobile USA, Inc., 6.5%, 1/15/26

 944,925

 4,300,000

 T-Mobile USA, Inc., 6.542%, 4/28/20

 4,423,625

 1,635,000

 T-Mobile USA, Inc., 6.633%, 4/28/21

 1,704,488

 2,000,000

 T-Mobile USA, Inc., 6.731%, 4/28/22

 2,080,000

 3,350,000

 WCP Issuer llc, 6.657%, 8/15/20 (144A)

 3,423,030

 $

 34,372,662

 Total Telecommunication Services

 $

 65,994,498

 Utilities - 3.1%

 Electric Utilities - 0.8%

 3,960,000

 Talen Energy Supply LLC, 4.625%, 7/15/19 (144A)

 $

 3,831,300

 5,960,000

 Talen Energy Supply LLC, 6.5%, 6/1/25

 4,812,700

 $

 8,644,000

 Gas Utilities - 1.0%

 1,025,000

 AmeriGas Partners LP, 5.5%, 5/20/25

 $

 1,050,625

 1,065,000

 DCP Midstream Operating LP, 2.7%, 4/1/19

 1,051,688

 1,785,000

 DCP Midstream Operating LP, 3.875%, 3/15/23

 1,722,525

 3,400,000

 DCP Midstream Operating LP, 5.6%, 4/1/44

 3,089,750

 3,585,000

 Ferrellgas LP, 6.75%, 1/15/22

 3,602,925

 $

 10,517,513

 Independent Power Producers & Energy Traders - 1.3%

 1,650,000

 AES Corp. Virginia, 5.5%, 3/15/24

 $

 1,670,625

 1,175,000

 Calpine Corp., 5.75%, 1/15/25

 1,148,562

 2,619,000

 NRG Energy, Inc., 6.25%, 5/1/24

 2,664,832

 350,000

 NRG Energy, Inc., 6.25%, 7/15/22

 360,500

 3,290,000

 NRG Energy, Inc., 6.625%, 1/15/27 (144A)

 3,265,325

 2,480,000

 NRG Energy, Inc., 7.25%, 5/15/26 (144A)

 2,594,700

 400,000

 NRG Energy, Inc., 7.875%, 5/15/21

 415,000

 1,235,000

 TerraForm Power Operating LLC, 5.875%, 2/1/23 (Step) (144A)

 1,268,962

 $

 13,388,506

 Total Utilities

 $

 32,550,019

 Real Estate - 0.6%

 Specialized REIT - 0.3%

 2,686,520

 AAF Holdings LLC, 12.0%, 7/1/19 (144A) (12.0% cash, 0.0% PIK) (PIK)

 $

 2,780,548

 Specialized REIT - 0.2%

 2,075,000

 Communications Sales & Leasing, Inc., 6.0%, 4/15/23 (144A)

 $

 2,178,750

 Real Estate Services - 0.1%

 1,480,000

 Kennedy-Wilson, Inc., 5.875%, 4/1/24

 $

 1,528,618

 Total Real Estate

 $

 6,487,916

 TOTAL CORPORATE BONDS

 (Cost $684,901,135)

 $

 709,800,301

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 2.5%

 7,065,000

 U.S. Treasury Bills, 2/23/17 (d)

 $

 7,062,979

 3,000,000

 0.78

 United States Treasury Floating Rate Note, Floating Rate Note, 1/31/18

 3,007,215

 16,365,000

 0.70

 United States Treasury Floating Rate Note, Floating Rate Note, 4/30/18

 16,391,593

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $26,431,503)

 $

 26,461,787

 MUNICIPAL BONDS - 2.1% (h)

 Municipal Development - 1.2%

 3,800,000

 0.59

 Mississippi Business Finance Corp., Floating Rate Note, 11/1/35

 $

 3,800,000

 9,330,000

 0.60

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 9,330,000

 $

 13,130,000

 Municipal Medical - 0.2%

 1,800,000

 0.58

 Geisinger Authority, Floating Rate Note, 8/1/22

 $

 1,800,000

 Municipal Tobacco - 0.7%

 295,000

 Buckeye Tobacco Settlement Financing Authority, 5.75%, 6/1/34

 $

 267,639

 3,226,000

 Buckeye Tobacco Settlement Financing Authority, 5.875%, 6/1/47

 2,947,758

 594,000

 Buckeye Tobacco Settlement Financing Authority, 6.0%, 6/1/42

 545,791

 1,290,000

 Golden State Tobacco Securitization Corp., 5.125%, 6/1/47

 1,199,726

 130,000

 Michigan Tobacco Settlement Finance Authority, 6.0%, 6/1/48

 119,282

 2,225,000

 Tobacco Settlement Financing Corp. New Jersey, 5.0%, 6/1/41

 1,989,217

 540,000

 Tobacco Settlement Financing Corp. Virginia, 5.0%, 6/1/47

 473,278

 $

 7,542,691

 TOTAL MUNICIPAL BONDS

 (Cost $22,031,541)

 $

 22,472,691

 SENIOR FLOATING RATE LOAN INTERESTS - 7.0% **

 Energy - 0.7%

 Oil & Gas Drilling - 0.4%

 3,863,910

 7.50

 Jonah Energy LLC, Term Loan (Second Lien), 5/8/21

 $

 3,786,632

 Oil & Gas Exploration & Production - 0.3%

 3,252,286

 9.75

 EP Energy LLC, Loan, 6/30/21

 $

 3,378,312

 Total Energy

 $

 7,164,944

 Materials - 0.5%

 Specialty Chemicals - 0.1%

 1,065,476

 3.50

 Axalta Coating Systems US Holdings, Inc., Term B-1 Dollar Loan, 2/1/20

 $

 1,079,270

 Diversified Metals & Mining - 0.1%

 564,183

 3.75

 Fortescue Metals Group Ltd., Bank Loan, 6/30/19

 $

 568,179

 Steel - 0.3%

 3,432,750

 6.00

 Zekelman Industries, Inc., Term Loan, 6/8/21

 $

 3,474,588

 Total Materials

 $

 5,122,037

 Commercial Services & Supplies - 0.0% †

 Diversified Support Services - 0.0% †

 413,517

 4.96

 IAP Worldwide Services, Inc., Term Loan, 7/18/19

 $

 392,841

 Total Commercial Services & Supplies

 $

 392,841

 Automobiles & Components - 0.8%

 Auto Parts & Equipment - 0.8%

 4,147

 3.28

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 $

 4,194

 1,916,096

 3.53

 TI Group Automotive Systems LLC, Initial US Term Loan, 6/25/22

 1,930,466

 6,872,884

 4.06

 Tower Automotive Holdings USA LLC, Initial Term Loan (2014), 4/23/20

 6,900,809

 $

 8,835,469

 Total Automobiles & Components

 $

 8,835,469

 Media - 0.3%

 Advertising - 0.2%

 1,943,111

 6.75

 Affinion Group, Inc., Tranche B Term Loan, 4/30/18

 $

 1,940,422

 Broadcasting - 0.1%

 1,384,174

 4.00

 Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3/1/20

 $

 1,388,884

 Total Media

 $

 3,329,306

 Retailing - 0.4%

 Automotive Retail - 0.4%

 4,329,215

 4.52

 CWGS Group LLC, Term Loan, 11/3/23

 $

 4,367,096

 Total Retailing

 $

 4,367,096

 Household & Personal Products - 0.4%

 Household Products - 0.3%

 2,677,500

 8.57

 Redbox Automated Retail LLC, Term Loan (First Lien), 9/28/21

 $

 2,637,338

 Personal Products - 0.1%

 1,057,350

 4.31

 Revlon Consumer Products Corp., Initial Term B Loan, 7/22/23

 $

 1,067,984

 Total Household & Personal Products

 $

 3,705,322

 Health Care Equipment & Services - 1.6%

 Health Care Supplies - 0.2%

 2,343,911

 5.00

 Kinetic Concepts, Inc., Dollar Term F Loan, 11/30/20

 $

 2,350,748

 Health Care Services - 1.3%

 1,144,853

 4.25

 Alliance HealthCare Services, Inc., Initial Term Loan, 6/3/19

 $

 1,134,835

 711,812

 6.50

 Ardent Legacy Acquisitions, Inc., Term Loan, 7/31/21

 713,591

 1,956,112

 6.50

 BioScrip, Inc., Initial Term B Loan, 7/31/20

 1,897,429

 1,173,667

 6.50

 BioScrip, Inc., Term Loan, 7/31/20

 1,138,457

 2,518,775

 4.25

 National Mentor Holdings, Inc., Tranche B Term Loan, 1/31/21

 2,527,906

 1,335,223

 4.50

 National Surgical Hospitals, Inc., Term Loan (First Lien), 5/15/22

 1,339,395

 4,960,000

 0.00

 Team Health, Inc., Bridge Loan, 10/31/17

 4,960,000

 $

 13,711,613

 Health Care Facilities - 0.1%

 574,516

 10.25

 MMM Holdings, Inc., Term Loan, 10/9/17 (e)

 $

 565,898

 Managed Health Care - 0.0% †

 417,670

 10.25

 MSO of Puerto Rico, Inc., MSO Term Loan, 12/12/17 (e)

 $

 411,405

 Total Health Care Equipment & Services

 $

 17,039,664

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Biotechnology - 0.3%

 2,606,885

 7.00

 Lantheus Medical Imaging, Inc., Initial Term Loan, 6/25/22

 $

 2,609,492

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 2,609,492

 Diversified Financials - 0.2%

 Other Diversified Financial Services - 0.2%

 2,400,925

 4.75

 Builders FirstSource, Inc., Initial Term Loan, 7/31/22

 $

 2,412,431

 Total Diversified Financials

 $

 2,412,431

 Insurance - 0.0% †

 Multi-line Insurance - 0.0% †

 364,140

 4.75

 Alliant Holdings Intermediate LLC, Initial Term Loan, 7/28/22

 $

 366,150

 Total Insurance

 $

 366,150

 Software & Services - 0.2%

 IT Consulting & Other Services - 0.2%

 1,950,000

 5.75

 Evergreen Skills Lux Sarl, Initial Term Loan (First Lien), 4/23/21

 $

 1,778,400

 Total Software & Services

 $

 1,778,400

 Semiconductors & Semiconductor Equipment - 0.4%

 Semiconductors - 0.4%

 4,438,875

 4.03

 On Semiconductor Corp., Term Loan (First Lien), 3/31/23

 $

 4,490,353

 Total Semiconductors & Semiconductor Equipment

 $

 4,490,353

 Telecommunication Services - 1.0%

 Integrated Telecommunication Services - 0.5%

 5,000,000

 0.00

 Level 3 Financing, Inc., Tranche B-II 2022 Term Loan, 5/31/22

 $

 5,046,355

 Wireless Telecommunication Services - 0.5%

 5,100,408

 3.52

 Virgin Media Bristol LLC, I Facility, 1/31/25

 $

 5,138,661

 Total Telecommunication Services

 $

 10,185,016

 Utilities - 0.2%

 Electric Utilities - 0.1%

 222,010

 5.00

 Vistra Operations Co LLC, Initial Term C Loan, 8/4/23

 $

 223,148

 973,430

 5.00

 Vistra Operations Co LLC, Initial Term Loan, 8/4/23

 978,418

 $

 1,201,566

 Water Utilities - 0.1%

 606,492

 4.00

 WCA Waste Systems Inc., Term Loan (First Lien), 8/12/23

 $

 608,956

 Total Utilities

 $

 1,810,522

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $72,966,628)

 $

 73,609,043

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Energy - 0.0% †

 Oil & Gas Exploration & Production - 0.0% †

 7,060

 Midstates Petroleum Company, Inc. Warrants, 4/21/20 (c)

 $

 -

 Total Energy

 $

 -

 Health Care Equipment & Services - 0.0% †

 Health Care Services - 0.0% †

 2,136

 BioScrip, Inc.  Warrants, Class A 6/30/25 (c)

 $

 -

 2,136

 BioScrip, Inc.  Warrants, Class B 6/30/25 (c)

 -

 $

 -

 Total Health Care Equipment & Services

 $

 -

 TOTAL RIGHTS / WARRANTS

 (Cost $-)

 $

 -

 Principal Amount ($)

 TEMPORARY CASH INVESTMENTS - 2.4%

 Commercial Paper - 1.5%

 7,635,000

 BNP Paribas SA, Commercial Paper, 2/1/17

 $

 7,634,882

 2,635,000

 Prudential Funding, Inc., Commercial Paper, 2/1/17

 2,634,954

 2,635,000

 Societe Generale, Inc., Commercial Paper, 2/1/17

 2,634,960

 2,770,000

 1.26

 Sumitomo Mitsui, Floating Rate Note, 11/1/16

 2,771,874

 $

 15,676,670

 Repurchase Agreements - 0.9%

 5,000,000

 $5,000,000 ScotiaBank, 0.55%, dated 1/31/17 plus accrued interest on 2/1/17 collateralized by the following:

 $5,100,078 Government National Mortgage Association, 4.0%, 11/20/46

 $

 5,000,000

 5,000,000

 $5,000,000 TD Securities USA LLC, 0.52%, dated 1/31/17 plus accrued interest on 2/1/17 collateralized by the following:

 $5,100,001 Federal National Mortgage Association, 3.0%, 12/1/46

 5,000,000

 $

 10,000,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost $25,675,000)

 $

 25,676,670

 TOTAL INVESTMENT IN SECURITIES - 99.6%

 (Cost $1,013,488,255) (a)

 $

 1,051,681,765

 OTHER ASSETS & LIABILITIES - 0.4%

 $

 4,626,055

 TOTAL NET ASSETS - 100.0%

 $

 1,056,307,820

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (Cat Bond)

 Catastrophe or event-linked bond. At January 31, 2017, the value of these securities amounted to $9,366,532 or 0.9% of total net assets.

 (Perpetual)

 Security with no stated maturity date.

 (PIK)

 Represents a pay-in-kind security.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 REMICS

 Real Estate Mortgage Investment Conduits.

 REIT

 Real Estate Investment Trust.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2017, the value of these securities amounted to

$300,080,047 or 28.4% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.

These base lending rates are generally (i) the lending rate offered by one or more major

European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At January 31, 2017, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,018,193,948 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           67,156,149

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (33,668,332)

 Net unrealized appreciation

 $

           33,487,817

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at period end.

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers). See Notes to Financial Statements — Note 1A.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is in default.

 (f)

 Structured reinsurance investment. At January 31, 2017, the value of these securities amounted to $23,086,929 or 2.2% of total net assets.

 (g)

 Rate to be determined.

 (h)

 Consists of Revenue Bonds unless otherwise indicated.

 CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENT - SELL PROTECTION

 Notional Principal ($) (1)

 Exchange

 Obligation Entity/Index

 Coupon

 Credit Rating (2)

 Expiration Date

 Premiums Paid

 Unrealized Appreciation

       27,629,015

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 12/20/19

  $              1,879,644

  $         214,506

         5,979,600

 Chicago Mercantile Exchange

 Markit CDX North America High Yield Index

 5.00%

 BBB+

 12/20/20

                    138,129

             270,130

  $            2,017,773

  $       484,636

                             (1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

                             (2)

 Based on Standard & Poor's rating of the issuer or the weighted average of all the underlying securities in the index.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of January 31, 2017, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
101,024,522

$
-

$
101,024,522

 Preferred Stocks

   Transportation

     Air Freight & Logistics

-

988,010

-

988,010

   Diversified Financials

     Consumer Finance

2,514,616

-

-

2,514,616

 Convertible Preferred Stocks

   Health Care Equipment & Services

     Health Care Services

-

-

49,928

49,928

     Health Care Facilities

-

652,774

-

652,774

   All Other Convertible Preferred Stocks

12,640,504

-

-

12,640,504

 Common Stock

   Energy

     Oil & Gas Exploration & Production

20,089

905,718

-

925,807

   Capital Goods

     Industrial Machinery

-

-

737

737

   Commercial Services & Supplies

     Diversified Support Services

-

71,570

-

71,570

   Transportation

     Air Freight & Logistics

-

285,258

-

285,258

   Consumer Services

     Education Services

-

174,575

-

174,575

   All Other Common Stocks

48,009,095

-

-

48,009,095

 Asset Backed Securities

-

1,715,772

-

1,715,772

 Collateralized Mortgage Obligations

-

24,608,105

-

24,608,105

 Corporate Bonds

   Insurance

     Reinsurance

-

7,618,532

24,834,929

32,453,461

   All Other Corporate Bonds

-

677,346,840

-

677,346,840

 U.S. Government Agency Obligations

-

26,461,787

-

26,461,787

 Municipal Bonds

-

22,472,691

-

22,472,691

 Senior Floating Rate Loan Interests

-

73,609,043

-

73,609,043

 Warrants *

-

-

-

-

 Commercial Paper

-

15,676,670

-

15,676,670

 Repurchase Agreements

-

10,000,000

-

10,000,000

 Total

$
63,184,304

$
963,611,867

$
24,885,594

$
1,051,681,765

 * Security is valued at $0.

 Other Financial Instruments

 Unrealized depreciation on futures contracts

$
(67,520
)

$
-

$
-

$
(67,520
)

 Unrealized appreciation on swap contracts

-

484,636

-

484,636

 Total Other Financial Instruments

$
(67,520
)

$
484,636

$
-

$
417,116

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Convertible Preffered Bonds

 Common Stocks

 Corporate Bonds

 Total

 Balance as of 10/31/16

$
67,755

$
737

$
39,958,452

$
40,026,944

 Realized gain (loss)1

-

-

7,345

7,345

 Change in unrealized appreciation (depreciation)2

(17,827
)

-

1,040,324

1,022,497

 Purchases

-

-

10,520,915

10,520,915

 Sales

-

-

(26,692,107
)

(26,692,107
)

 Changes between Level 3*

-

-

-

-

 Balance as of 1/31/17

$
49,928

$
737

$
24,834,929

$
24,885,594

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 *

 Transfers are calculated on the beginning of period values. During the period ended January 31, 2017, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 1/31/17

$
1,202,817

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer High Yield Fund By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date April 3, 2017 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date April 3, 2017 * Print the name and title of each signing officer under his or her signature.